OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Other Current Liabilities
	As of December 31,
	2 0 2 1	2 0 2 0

Accrued salaries and fringe benefits	28,176	17,773
Accrued warranty costs (See B below)	8,287	4,839
Governmental institutions	12,372	5,758
Other	50	48
	48,885	28,418

Schedule of Accrued Warranty Costs
	As of December 31,
	2 0 2 1	2 0 2 0

Other current liabilities	8,287	4,839
Other long-term liability	598	313
	8,885	5,152

Changes in the Product Warranty Accrual
	As of December 31,
	2 0 2 1	2 0 2 0

Balance as of beginning of year	5,152	5,132
Services provided under warranty	(8,798)	(6,752)
Changes in provision	12,531	6,772
Balance as of end of year	8,885	5,152